Registration No. 33-02769

File No. 811-4563

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 44	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

_____________________________________________________________

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

_____________________________________________________________

(Address of Principal Executive Offices)    (Zip Code)

(303) 768-3200

_____________________________________________________________

Registrant’s Telephone Number, including Area Code

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street

New York, New York 10281-1008

_____________________________________________________________

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on _______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of February, 2011.

Oppenheimer Limited-Term Government Fund
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the Board of Trustees	February 17, 2011
William L. Armstrong

William F. Glavin, Jr.*	President, Principal Executive Officer and Trustee	February 17, 2011
William F. Glavin, Jr.

Brian W. Wixted*	Treasurer, Principal Financial & Accounting Officer	February 17, 2011
Brian W. Wixted

George C. Bowen*	Trustee	February 17, 2011
George C. Bowen

Edward L. Cameron*	Trustee	February 17, 2011
Edward L. Cameron

Jon S. Fossel*	Trustee	February 17, 2011
Jon S. Fossel

Sam Freedman*	Trustee	February 17, 2011
Sam Freedman

Richard F. Grabish*	Trustee	February 17, 2011
Richard F. Grabish

Beverly L. Hamilton*	Trustee	February 17, 2011
Beverly L. Hamilton

Robert J. Malone*	Trustee	February 17, 2011
Robert J. Malone

F. William Marshall, Jr.*	Trustee	February 17, 2011
F. William Marshall, Jr.

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

C-1